Annual Total Returns - Fidelity Asset Manager 60% [BarChart] - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 60% - Fidelity Advisor Asset Manager 60%: Class A	Nov. 29, 2021
Bar Chart Table:
Annual Return 2011	(2.51%)
Annual Return 2012	12.39%
Annual Return 2013	16.57%
Annual Return 2014	5.35%
Annual Return 2015	(0.87%)
Annual Return 2016	6.52%
Annual Return 2017	16.00%
Annual Return 2018	(6.89%)
Annual Return 2019	20.25%
Annual Return 2020	15.71%